(Write-down) and Gain (Loss) on Sale of Vessels and Discontinued Operations - Summary of Net (Loss) Income from Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Write down) and gain (loss) on sale of vessels	$ (69,998)	$ (1,638)	$ (76,782)
Discontinued Operations, Disposed of by Sale [Member] | Conventional Tankers [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			20,238
Voyage expenses			(682)
Vessel operating expenses			(3,903)
Depreciation and amortization			(1,236)
General and administrative			(479)
(Write down) and gain (loss) on sale of vessels			(18,465)
Income from vessel operations			(4,527)
Interest expense			(110)
Foreign currency exchange loss			(4)
Other expense - net			(1)
Net loss from discontinued operations			$ (4,642)